Consolidated Statements of Stockholders` Equity (Parentheticals) (USD $)	12 Months Ended
Dec. 31, 2011
Issuance of common stock upon exercise of options, shares forfeited in cashless exercise, Shares	121,246
Issuance of Series A-1 Convertible Preferred Stock for cash allocated offering costs (in Dollars)	$ 886,422
Issuance of warrants allocated offering costs (in Dollars)	$ 806,039
Transfer on waiver of anti-dilution rights related to warrants	1,051,074